Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	September 30, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible promissory notes	$-	$-	$47,990	$47,990
Total liabilities, at fair value	$-	$-	$47,990	$47,990

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible promissory notes	$-	$-	$26,243	$26,243
Total liabilities, at fair value	$-	$-	$26,243	$26,243

Schedule of Changes in Convertible Promissory Notes

The following table presents the changes in the convertible promissory notes measured at fair value at September 30, 2023, and December 31, 2022 (in thousands):

Level 3 Rollforward:	Convertible Promissory Notes
Balance, December 31, 2022	26,243
Additions	3,875
Changes in fair value	17,872
Balance, September 30, 2023	$47,990